Commitments and Contingencies (Details Textual) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Commitments And Contingencies [Line Items]
Exploration expense	$ 7,602,607	$ 21,500
Base salary of board of directors		300,000
SM Prewitt 1H.
Commitments And Contingencies [Line Items]
Claim amount		$ 3,191,181
Percentage of working interest		0.1455%